Provision (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of Provisions
A summary of changes to the provision is as follows:

	Reclamation and rehabilitation	Environmental fees	Health plan obligations	Total
As at December 31, 2022	$9,540	$4,299	$8,277	$22,116
Recognized in period	—	57	—	57
Change in assumptions	3,182	—	215	3,397
Settlement of provisions	(83)	(79)	(618)	(780)
Accretion expense (Note 18)	715	86	1,546	2,347
Exchange difference	2,630	1,117	2,444	6,191
As at December 31, 2023	$15,984	$5,480	$11,864	$33,328
Less: current portion	(2,194)	(65)	(691)	(2,950)
Non-current portion	$13,790	$5,415	$11,173	$30,378

As at December 31, 2021	$8,424	$5,732	$10,161	$24,317
ARO acquired with Aris Gold Transaction (Note 5)	1,287	—	—	1,287
Recognized in period	—	(739)	—	(739)
Change in assumptions	645	249	(341)	553
Remediation payment	(20)	(45)	(562)	(627)
Accretion expense (Note 18)	452	81	800	1,333
Exchange difference	(1,248)	(979)	(1,781)	(4,008)
As at December 31, 2022	$9,540	$4,299	$8,277	$22,116
Less: current portion	(556)	(73)	(524)	(1,153)
Non-current portion	$8,984	$4,226	$7,753	$20,963

Summary of Assumptions Used to Determine the Decommissioning Provisions
The following table summarizes the assumptions used to determine the decommissioning provision:

	Expected date of expenditures	Inflation rate	Pre-tax risk-free rate
Marmato Mine	2024-2042	2.98%	10.09%
Segovia Operations	2024-2030	2.72%	9.70%